Submission	Sep. 05, 2024
Submission [Line Items]
Central Index Key	0001599901
Registrant Name	Avidity Biosciences, Inc.
Registration File Number	333-279264
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES